OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Provisions	$ (7,896)	$ (4,533)	$ (2,643)
Rentals and internet capacity	(2,751)	(3,022)	(4,094)
Energy, water and other services	(6,991)	(8,181)	(10,087)
Other	(3,544)	(4,774)	(6,137)
Other operating expenses	$ (21,182)	$ (20,510)	$ (22,961)